Empower Emerging Markets Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	4.65%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		33.33%	3.88%	4.29%
Performance Inception Date	Jan. 04, 2018
Investor
Prospectus [Line Items]
Average Annual Return, Percent		32.78%	3.49%	3.91%
Performance Inception Date	Jan. 04, 2018